Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Diversified Energy Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41870
Entity Tax Identification Number	41-2283606
Entity Address, Address Line One	1600 Corporate Drive
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	408-0909
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001922446